UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Courtney R. Taylor

The Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Tax-Exempt Bond Fund of America® Investment portfolio April 30, 2014 unaudited

Bonds, notes & other debt instruments 91.94%
	Principal amount	Value
Alabama 0.95%	(000)	(000)

Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2021	$10,000	$ 11,821
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	5,000	5,921
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025	12,000	13,795
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2026	10,470	11,895
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2024	2,375	2,659
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2029	1,250	1,385
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	11,355	11,547
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	4,750	5,035
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	8,000	8,631
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	1,500	1,701
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	3,000	3,114
Industrial Dev. Board. of the City of Selma, Gulf Opportunity Zone Bonds (International Paper Co. Project),
Series 2011-A, 5.375% 2035	4,000	4,256
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2039	3,200	3,285
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds,
Series 2008-A, 5.25% 2025	1,000	1,083
		86,128
Alaska 0.08%

City of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac.,
Assured Guaranty Municipal insured, 5.00% 2016	870	900
City of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac.,
Assured Guaranty Municipal insured, 5.00% 2016 (preref. 2015)	1,165	1,208
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds,
Series 1996, National insured, 6.50% 2014	5,000	5,178
		7,286
Arizona 3.08%

Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2015	5,365	5,705
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,804
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds,
Series 2007, 6.125% 2027	660	685
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds,
Series 2007, 6.20% 2032	1,000	1,028
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,693
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2025	1,000	1,078
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2035	3,130	3,275
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.125% 2040	6,215	6,507
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	4,200
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University),
Series 2007, 5.00% 2024	2,910	3,239
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University),
Series 2007, 5.00% 2025	2,610	2,873
Bonds, notes & other debt instruments
	Principal amount	Value
Arizona (continued)	(000)	(000)

Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University),
Series 2007, 5.00% 2026	$ 1,630	$ 1,777
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University),
Series 2007, 5.00% 2031	3,510	3,733
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University),
Series 2007, 5.25% 2020	1,795	2,055
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University),
Series 2007, 5.25% 2021	1,000	1,149
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University),
Series 2007, 5.25% 2022	2,185	2,528
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project),
Series 2006, 5.20% 2037[1]	5,645	4,935
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	2,000	2,194
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.966% 2037[2]	22,200	18,064
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.25% 2022	1,500	1,700
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.97% 2048 (put 2020)[2]	4,000	3,990
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	1,500	1,512
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University
Hassayampa Academic Village Project), Series 2008, 5.00% 2027	5,035	5,530
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University
Hassayampa Academic Village Project), Series 2008, 5.00% 2028	4,000	4,374
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University
Hassayampa Academic Village Project), Series 2008, 5.00% 2038	10,000	10,635
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University
Hassayampa Academic Village Project), Series 2008, 5.25% 2026	3,500	3,940
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2028	2,970	3,325
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	3,000	3,241
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	5,400	5,933
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	12,000	12,500
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,167
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2024	4,895	5,655
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Project),
Series 2014-A, 6.75% 2044[1]	1,500	1,497
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	13,750	14,216
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	15,000	15,739
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds
(Tucson Electric Power Co. Project), 4.00% 2029	1,140	1,107
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2026	1,500	1,727
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	955
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	4,075	4,080
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	4,003
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2024	3,000	3,387
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2028	8,500	9,479
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	14,374
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	8,000	9,604
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2021	8,250	9,461
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2025	5,000	5,551
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,757
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe),
Series 2012-A, 6.25% 2042	2,500	2,580
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032	5,000	5,563
Bonds, notes & other debt instruments
	Principal amount	Value
Arizona (continued)	(000)	(000)

Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.25% 2030	$ 5,000	$ 5,786
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,000	2,389
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	6,585	7,269
Board of Regents, University of Arizona SPEED Rev. Bonds (Stimulus Plan for Econ. and Educational Dev.),
Series 2013, 5.00% 2043	3,000	3,227
Board of Regents, University of Arizona SPEED Rev. Bonds (Stimulus Plan for Econ. and Educational Dev.),
Series 2014, 5.00% 2033	1,000	1,099
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 6.00% 2027	2,000	2,192
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2023	825	876
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2005, 5.50% 2020	1,000	1,031
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	11,507
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,606
		279,086
California 11.51%

Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	5,832
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	13,900	16,040
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds
(Glenwood at Aliso Viejo), 5.00% 2032	1,235	1,331
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds
(Glenwood at Aliso Viejo), 5.00% 2033	1,330	1,425
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds
(Glenwood at Aliso Viejo), 5.00% 2034	1,620	1,724
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds
(Glenwood at Aliso Viejo), 5.00% 2038[3]	2,900	3,058
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	2,050	2,076
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds
(Institute on Aging), Series 2008-A, 5.65% 2038	1,000	1,074
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	4,025	4,455
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Channing House), Series 2010, 6.00% 2030	2,000	2,191
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2032	4,250	4,586
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2042	1,000	1,054
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,005	1,073
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,150	1,198
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	1,630	1,667
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2011, 6.125% 2041	1,715	1,883
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2042	2,000	2,013
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2047	9,315	9,318
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-C-3, 2.15% 2019	3,875	3,823
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	1,740	1,769
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2009-B, 6.00% 2024	1,000	1,163
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2009-B, 6.125% 2029	$ 1,000	$ 1,149
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,888
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2014-A, 5.00% 2043	2,000	2,141
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2006-C-1, 1.02% 2045 (put 2023)[2]	5,000	4,967
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2007-C-1, 1.02% 2047 (put 2023)[2]	4,000	3,973
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2008-B-1, 1.22% 2045 (put 2024)[2]	10,000	10,044
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2034	3,980	4,420
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039	10,000	11,168
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2030	2,500	2,844
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2031	2,000	2,258
Successor Agcy. to the Brea Redev. Agcy. (Redev. Project AB), 2013 Tax Allocation Ref. Bonds, 5.00% 2026	1,200	1,358
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2037	4,000	4,326
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2030	1,450	1,397
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2031	800	774
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,000	1,041
Successor Agcy. to the Carson Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area No.1),
Series 2014-A, Assured Guaranty Municipal insured, 4.25% 2033	750	754
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project),
Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,199
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	5,000	5,410
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	2,880	3,195
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,000	1,098
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2024	1,640	1,720
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	7,500	7,596
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	2,495	2,623
Coast Community College Dist., Election of 2002 G.O. Bonds, Series 2006-B,
Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2016)	4,990	5,511
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	315	305
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,015	3,052
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	17,750	21,220
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Series 2010-A, 5.125% 2040	1,750	1,856
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2010-B, 0.92% 2015[2]	2,300	2,303
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2020	250	293
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2021	750	880
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,164
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,732
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	680	741
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	1,000	1,033
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.25% 2024	400	457
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029	1,850	2,104
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,840	3,317
Educational Facs. Auth., Rev. Bonds (Stanford University), Series U-1, 5.25% 2040	2,000	2,603
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	3,450	4,071
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	$ 85	$ 103
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	55	67
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2021	850	896
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039	910	981
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2026	895	1,008
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2030	750	826
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,070	3,441
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	6,015	6,548
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	984
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2021	100	117
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2022	600	706
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2035	1,200	1,289
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2030	2,330	2,568
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County),
2012 Special Tax Ref. Bonds, 4.00% 2033	5,000	4,785
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds,
Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	1,500	1,343
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	1,000	1,066
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	10,260	10,935
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	25,500	27,481
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds,
Series 2013-B-1, 5.00% 2053 (put 2018)	2,500	2,746
Various Purpose G.O. Bonds, 5.00% 2038	5,000	5,437
Various Purpose G.O. Bonds, 5.25% 2018	5,000	5,794
Various Purpose G.O. Bonds, 5.25% 2028	10,185	11,806
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,482
Various Purpose G.O. Bonds, 6.00% 2038	8,000	9,416
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,968
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,540
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,406
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2007-A-1, 5.125% 2047	15,000	11,432
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2021	1,800	2,104
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2029	1,000	1,089
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-A-1, 5.75% 2047	4,000	3,312
Health Facs. Fncg. Auth. Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford)
Series 2014-A, 5.00% 2043	1,000	1,084
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2029	1,215	1,340
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC — Paradise Valley Estates Project),
Series 2013, 5.00% 2024	1,295	1,473
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	955	1,000
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	3,385	3,546
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	4,230	4,476
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-F, Assured Guaranty Municipal insured, 0.10% 2040[2]	12,775	12,775
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,965	2,157
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	5,860	6,422
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 5.10% 2019 (escrowed to maturity)	610	680
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	3,800	4,728
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	5,613
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,350
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	$6,000	$ 6,391
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,236
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	9,000	10,675
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,656
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2032	4,250	4,574
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	980	1,154
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services),
Series 2008-C, 6.50% 2038 (preref. 2018)	20	25
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	4,000	4,429
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2033	1,300	1,425
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2037	1,000	1,002
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2011-A-2, 0.40% 2038 (put 2017)[2]	4,000	4,000
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2013-A-2, 0.40% 2047 (put 2016)[2]	3,500	3,500
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2028	675	693
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 5.00% 2023	1,235	1,407
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2023	1,100	1,238
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2027	325	354
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2030	700	748
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 2024	1,145	1,320
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds
(La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2029	1,435	1,560
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds
(La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2030	1,500	1,619
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-A, ACA insured, 5.60% 2033	1,760	1,761
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,115	1,122
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	3,750	3,996
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,250	1,322
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2024	1,000	1,153
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,385	1,578
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	5,000	4,915
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2025	3,000	3,410
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,104
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	1,000	1,098
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	7,559
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2022	5,000	6,488
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2020	2,675	2,815
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,500	1,578
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,500	1,575
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds
(Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 2027	1,950	2,114
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds,
Series 2013-B, 5.00% 2038	1,500	1,624
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2009-A, 5.25% 2029	7,000	8,152
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2035	5,000	5,481
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.00% 2029	1,000	1,035
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	$ 3,000	$ 3,120
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election,
Series 2010-C, 5.25% 2039	2,000	2,277
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,470
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2009-I, 5.00% 2024	2,580	2,993
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,427
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,000	2,596
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 4.50% 2027	1,125	1,134
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 4.50% 2036	3,260	3,154
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A,
Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,872
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds,
Series 2005, 5.10% 2028	2,410	2,435
Successor Agcy. to Morgan Hill Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	2,000	2,269
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	2,755	2,928
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	5,400	5,890
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2024	3,785	3,999
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,770	2,807
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2038	1,000	1,045
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,040
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	2,130	2,392
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	539
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	1,024
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	997
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[1]	3,400	3,915
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	2,810	2,921
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds,
Issue of 2006, AMBAC insured, 4.875% 2033	3,000	3,009
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2010-A, 5.00% 2023	5,000	5,608
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2012-A, 5.00% 2032	1,400	1,546
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	5,000	5,608
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project),
Series 2013, 5.00% 2021	4,590	5,294
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2026	1,070	1,196
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2027	1,300	1,444
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2028	750	828
Orange County Sanitation Dist., Certs. of Part., Series 2007-B,
Assured Guaranty Municipal insured, 5.00% 2037	15,000	16,413
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	2,925	3,322
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	1,820	1,821
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.00% 2033	1,000	1,033
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds
(San Diego County Water Auth. Desalination Project Pipeline), Series 2012, 5.00% 2045[1]	17,920	17,945
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 4.90% 2018	$ 1,790	$ 1,840
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.10% 2021	1,290	1,336
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.125% 2026	1,770	1,825
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2021	325	350
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2023	715	764
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2030	2,305	2,383
Public Works Board, Lease Rev. Bonds (Judicial Council of California), Series 2014-B, 5.00% 2039	1,000	1,076
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,725
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2038	7,450	8,052
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034	3,000	3,527
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 5.50% 2023	10,000	11,662
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	3,000	3,593
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	1,345	1,352
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	2,000	2,165
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	3,000	3,194
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.00% 2038	3,500	3,759
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.25% 2032	2,500	2,816
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	2,000	2,021
Successor Agcy. to the Rancho Mirage Redev. Agcy, Tax Allocation Housing Ref. Bonds,
Series 2013-A, 5.00% 2023	1,835	2,099
Successor Agcy. to the Rancho Mirage Redev. Agcy, Tax Allocation Housing Ref. Bonds,
Series 2013-A, 5.00% 2024	1,930	2,174
Successor Agcy. to the Rancho Mirage Redev. Agcy, Tax Allocation Housing Ref. Bonds,
Series 2013-A, 5.00% 2033	2,540	2,677
Successor Agcy. Richmond Community Redev. Agcy. Rev. Ref. Tax Allocation., Series 2014-A, 4.50% 2025	160	171
Successor Agcy. to the Richmond Community Redev. Agcy., Ref. Bonds, Series 2014-A, 5.00% 2024	425	484
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	1,500	1,609
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	1,267
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2048	2,000	2,108
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
Series 2013-E, 5.25% 2024	1,160	1,337
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
Series 2013-E, 5.25% 2033	1,500	1,619
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.),
Series 2006-E, AMBAC insured, 5.25% 2025	7,500	8,972
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC-National insured, 0.708% 2034[2]	5,000	3,892
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds,
Series 2006, National insured, 5.125% 2029	15,500	16,669
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2037	6,500	7,103
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	2,500	2,709
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2012-Y, 5.00% 2032	1,675	1,867
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2020	825	949
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A,
Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,129
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A,
Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,121
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	$ 4,000	$ 4,403
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	7,000	7,616
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,600	22,296
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	2,000	2,280
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	1,000	1,146
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-B, 5.00% 2026	4,015	4,561
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2021	1,000	1,165
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	2,000	2,161
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	1,355	1,433
San Diego Unified School Dist., G.O. Bonds (Election of 2008), Series 2012-E, 0% 2036	2,500	866
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	18,795
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,646
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2014-A, 5.00% 2031	400	426
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2026	3,020	3,458
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	7,500	8,773
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2029	5,665	6,464
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	4,000	4,278
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,272
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	3,000	3,192
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2018	400	455
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2024	800	857
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.125% 2025	840	898
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.50% 2035	1,500	1,577
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-C, National insured, 3.75% 2028	2,000	1,862
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	5,000	5,374
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects),
Series 2009-A, 5.25% 2023	2,000	2,300
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects),
Series 2009-A, 5.25% 2024	1,000	1,146
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.00% 2022	3,350	3,948
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,442
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.875% 2042	4,250	4,789
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 4.875% 2016[1]	1,040	1,046
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 5.00% 2020[1]	2,600	2,570
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2023	4,080	4,185
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2029	2,000	2,150
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project),
Series 2010-1, 5.00% 2030	7,165	8,132
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	555	557
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[1]	$ 8,900	$ 8,975
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	1,565	1,658
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	1,335	1,414
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital),
Series 2014-A, Assured Guaranty Municipal insured, 5.25% 2043	2,100	2,235
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,500	1,546
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	1,000	1,028
Statewide Communities Dev. Auth., Rev. Bonds (Redwoods, a Community of Seniors),
Series 2013, 5.375% 2044	2,000	2,143
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-B-2, 4.00% 2018	3,000	3,001
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 5.375% 2020	2,000	2,230
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.00% 2029	2,625	2,824
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.25% 2039	4,200	4,485
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2013-B-3, 2.10% 2019	1,250	1,251
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group),
Series 2010, 5.25% 2030	4,850	5,234
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	2,000	1,922
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 6.625% 2024	1,680	1,891
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,750	3,146
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	5,500	5,884
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	5,310	5,632
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,884
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	4,286
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,371
Stockton Unified School Dist., G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2042	1,000	1,050
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	1,000	1,049
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	9,525	7,518
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	25,440	19,802
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	3,000	3,107
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2023	3,000	3,400
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,870	3,367
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	19,604
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 4.50% 2023	1,160	1,239
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2028	705	747
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2032	1,000	1,035
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2031	$5,000	$ 5,620
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2037	3,000	3,259
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,344
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	2,000	2,107
Washington Township Health Care Dist., Rev. Bonds, Series 2009-A, 5.75% 2024	1,020	1,121
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.00% 2014	1,300	1,304
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,515
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AF, 5.00% 2029	3,590	4,124
		1,043,522
Colorado 2.69%

Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds,
Series 2013-A, 5.375% 2033	1,750	1,878
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds,
Series 2013-A, 5.625% 2038	1,000	1,077
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,758
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,625
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[2]	1,000	791
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	2,215	2,358
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2023	7,400	7,859
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2031	3,000	3,276
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2036	7,000	7,706
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2025	3,000	3,431
City and County of Denver, Airport System Rev. Ref. Bonds,
Series 2005-A, XLCA insured, 5.00% 2020 (preref. 2015)	1,285	1,379
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.00% 2035	1,500	1,516
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	4,155	4,420
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2014-A, 5.00% 2039	1,000	1,030
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.258% 2033[2]	9,450	7,736
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	1,045	1,190
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2025	3,500	3,937
E-470 Public Highway Auth., Rev. Bonds, Series 2007-CD-2, National insured, 1.87% 2039 (put 2017)[2]	6,400	6,453
Educational and Cultural Facs Auth., Rev. Bonds (Johnson & Wales University Project),
Series 2013-A, 5.25% 2043	2,000	2,169
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales Univ. Project),
Series 2013-B, 5.00% 2027	1,500	1,682
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds
(Campus Village Apartments Project), Series 2008, 5.375% 2028	2,000	2,221
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds
(Campus Village Apartments Project), Series 2008, 5.50% 2038	3,000	3,292
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group),
Series 2013, 8.00% 2043	6,300	6,316
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-A, 5.25% 2034	1,300	1,301
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2016	625	645
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2035	1,500	1,513
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.25% 2023	1,725	1,799
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2017	1,000	1,072
Bonds, notes & other debt instruments
	Principal amount	Value
Colorado (continued)	(000)	(000)

Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2018	$ 2,250	$ 2,396
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2020	1,100	1,163
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2025	4,215	4,495
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2031	3,970	4,049
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2033	5,490	5,689
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2042	26,000	26,466
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2013, 5.625% 2043	1,000	1,073
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-A, 6.125% 2038 (preref. 2014)	1,000	1,005
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015 (escrowed to maturity)	135	145
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017 (preref. 2016)	175	196
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,182
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2018	2,000	2,093
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,412
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,148
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	18,310	17,977
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,510	3,575
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	5,000	5,045
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	4,000	4,201
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,579
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	2,665	2,765
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 5.00% 2021	830	870
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 5.75% 2031	1,235	1,317
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 6.00% 2040	1,000	1,067
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.00% 2030	350	379
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.25% 2040	975	1,045
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2021	1,000	1,072
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds,
Series 2007, RADIAN insured, 5.00% 2022	2,560	2,608
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,000	1,006
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds,
Series 2007, 5.00% 2017	1,030	1,101
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	1,070	1,082
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	4,930
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	5,853
Bonds, notes & other debt instruments
	Principal amount	Value
Colorado (continued)	(000)	(000)

Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.375% 2031	$ 3,000	$ 3,277
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2034	1,600	1,716
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2041	23,765	25,357
Regional Transportation Dist., Sales Tax Rev. Ref. Bonds (FasTracks Project), Series 2013-A , 5.00% 2027	3,000	3,643
Regional Transportation Dist., Sales Tax Rev. Ref. Bonds (FasTracks Project), Series 2013-A , 5.00% 2028	3,000	3,641
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2017	1,115	1,162
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	1,163
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds
(Convertible to Unlimited Tax), Series 2007, 5.20% 2036	1,500	1,482
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2032	1,500	1,738
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,509
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	2,000	1,909
		244,011
Connecticut 0.18%

Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	1,000	1,038
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	5,000	5,404
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	2,720	2,695
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	1,000	948
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.00% 2016	435	435
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2021	4,500	4,504
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2031	1,500	1,500
		16,524
Delaware 0.04%

Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	515	535
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026	1,715	1,962
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027	1,395	1,585
		4,082
District of Columbia 0.81%

Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.00% 2017	2,370	2,505
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.25% 2016	1,000	1,068
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039	8,000	8,696
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue),
Series 2007, National insured, 5.00% 2029	4,000	4,340
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2019	2,000	2,118
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2020	2,780	2,939
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2023	1,575	1,663
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2024	7,000	7,375
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	12,000	13,387
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	10,000	11,422
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	5,700	5,933
Bonds, notes & other debt instruments
	Principal amount	Value
District of Columbia (continued)	(000)	(000)

Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	$ 3,000	$ 3,299
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.70% 2040 (put 2016)[2]	7,500	7,523
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 6.00% 2035	1,000	1,148
		73,416
Florida 8.13%

Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project),
Series 2008-D-2, 6.75% 2030	9,000	9,936
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	2,000	2,003
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	3,250	3,408
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,713
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2017	1,300	1,429
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2019	2,900	3,178
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2021	3,210	3,509
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2023	3,545	3,853
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2024	3,725	4,049
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2025	3,920	4,260
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2026	3,120	3,369
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,271
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	12,000	13,824
Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.77% 2014[2]	2,500	2,503
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	20,000	23,033
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	5,500	6,213
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2019	5,000	5,760
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	5,000	5,755
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2021	10,500	12,098
School Board of Collier County, Certs. of Part. (Master Lease Program),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2024	4,080	4,477
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,920	4,415
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2020	5,780	6,373
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	14,755	16,126
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	8,145	6,874
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014[4]	10,125	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	39,660	5,242
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	1,000	1,122
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2022	2,350	2,705
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2023	2,465	2,827
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2024	2,110	2,411
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2025	2,715	3,078
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2026	2,855	3,224
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
Series 2002, 6.75% 2034	$3,035	$3,046
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	2,785	2,503
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project),
Series 2012-A, 5.00% 2027	2,000	2,122
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project),
Series 2012-A, 5.00% 2032	1,000	1,023
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014	875	898
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015	1,160	1,243
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016	1,360	1,510
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019	2,165	2,398
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022	1,930	2,124
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	1,780	1,954
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014 (escrowed to maturity)	125	128
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015 (escrowed to maturity)	165	177
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2017 (preref. 2015)	150	161
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2020 (preref. 2015)	140	150
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	56
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2017 (preref. 2016)	85	95
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019 (preref. 2016)	75	84
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022 (preref. 2016)	70	78
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	145	162
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2022	3,945	4,246
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	2,000	2,312
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	755	815
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	875	936
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	820	885
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,080	1,169
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	5,000	5,482
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2023	5,000	5,742
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,476
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,423
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[1]	3,435	3,734
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-A, 5.00% 2023	2,130	2,348
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-A, 5.00% 2024	$ 1,205	$ 1,320
JEA, Electric System Rev. Ref. Bonds, Series 2012-A, 4.00% 2033	3,000	3,010
JEA, St. Johns River Power Park System Rev. Bonds, Issue Three, Series 2, 5.00% 2037	11,300	12,225
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	595	573
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-A, 6.50% 2032	1,480	1,418
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-A, 5.30% 2038[4]	2,985	985
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-B, 5.00% 2011[4]	4,750	1,568
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.87% 2017[2]	11,880	11,907
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	2,144
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	2,000	2,068
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds
(Carpenter’s Home Estates, Inc. Project), Series 2008, 5.875% 2019	1,170	1,299
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	2,755	2,291
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project),
Series 2006, 5.50% 2036	875	656
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 2006, 5.00% 2032	9,050	9,039
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 2006, 5.125% 2036	2,750	2,737
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Project), Series 2011-B, 6.125% 2026	500	549
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	4,040	4,108
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	2,000	2,090
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	1,000	1,066
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	5,012
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	8,150	8,386
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	12,295	12,371
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	5,000	5,676
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,393
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds
(Munroe Regional Health System), Series 2007, 5.00% 2022 (preref. 2017)	1,460	1,669
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2000-A, 7.65% 2032	3,385	3,387
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2002, 6.625% 2032	3,040	2,668
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center),
Series 2012, 5.50% 2042	2,000	2,110
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds,
Series 2004, 4.60% 2018	3,205	3,210
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-A, 6.00% 2035	1,400	1,403
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-A, 6.00% 2036[4]	$2,085	$ —
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2005, 5.25% 2015[4]	725	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2007-A, 6.25% 2038[4]	3,005	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2007-B, 6.15% 2014[4]	1,385	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012, 5.25% 2015[4]	1,285	493
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-1, 0%/6.00% 2036[5]	1,210	1,061
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-2, 0%/6.25% 2038[5]	2,305	1,959
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-B, 0%/6.81% 2020[5]	3,085	2,985
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds
(Parking Garage Project), Series 2004-A, 6.25% 2037	5,000	5,018
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project),
Series 2014-A, 4.25% 2024	2,480	2,480
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project),
Series 2014-A, 5.00% 2029	1,000	1,013
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 4.00% 2018	2,000	2,142
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2020	1,000	1,123
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue),
Series 2012-A, 4.00% 2037	1,000	942
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	5,000	5,951
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	3,050	3,175
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	2,500	2,917
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,350	2,710
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	5,685
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	4,140	4,662
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,335	4,842
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,600	2,779
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2029	3,555	3,923
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2035	1,000	1,103
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041	4,000	4,346
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041	2,800	3,066
Miami-Dade County, Aviation Rev. Bonds, Series 2010-B, 5.00% 2041	5,000	5,256
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.50% 2036	8,000	8,814
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.75% 2023	5,480	6,531
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.75% 2021	2,390	2,881
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033	5,000	5,684
Miami-Dade County, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028	8,000	8,749
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds,
Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	5,000	6,043
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	7,500	8,623
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,612
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2020	$ 5,155	$ 5,734
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	131
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027	1,000	1,117
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	5,000	5,567
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	6,500	7,094
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020	2,740	3,106
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023	3,000	3,439
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026	1,500	1,700
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	3,255	3,751
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,650
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	730	731
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds
(Mayflower Retirement Center, Inc. Project), Series 2012, 5.125% 2042	750	771
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2014	1,000	1,020
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2005-B, 5.00% 2025 (preref. 2015)	5,030	5,369
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,221
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	2,000	2,391
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	3,000	3,612
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2029	5,505	5,939
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035	5,000	5,272
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040	3,000	3,142
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-C, 5.00% 2040	7,500	7,862
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2024	2,000	2,345
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	29,441
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	3,500	3,668
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	9,295	9,738
Palm Beach County Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project),
Series 2004-B, 2.75% 2034 (put 2017)	1,200	1,158
Palm Beach County Health Facs. Auth., Rev. Bonds (Sinai Residences Boca Raton Project),
Series 2014-A, 7.50% 2049	800	854
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	5,744
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2009, 5.25% 2021	4,000	4,749
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010[4]	1,210	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011[4]	575	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	300	311
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	3,550	1,356
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,355	3,389
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund — Intermodal Program),
Series 2011-A, 5.00% 2029	1,240	1,376
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	1,000	1,139
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
Series 2003-B, 6.375% 2013[4]	1,775	1,349
St. Johns County Industrial Dev. Auth., First Mortgage Rev. Bonds
(Presbyterian Retirement Communities Project), Series 2004-A, 5.625% 2034	1,000	1,013
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.75% 2030	1,000	1,072
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.875% 2040	5,625	5,988
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 6.00% 2045	3,500	3,730
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2017	$ 1,485	$ 1,547
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2027	4,130	4,197
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds,
Series 2006, RADIAN insured, 4.50% 2026	1,000	962
Sarasota County, G.O. Bonds, 5.00% 2020	2,410	2,656
Sarasota County, G.O. Bonds, 5.00% 2021	2,555	2,791
Sarasota County, G.O. Bonds, 5.00% 2020 (preref. 2018)	285	334
Sarasota County, G.O. Bonds, 5.00% 2021 (preref. 2018)	300	351
Seminole Tribe of Florida, Series A, 5.25% 2027[1]	8,500	9,101
Seminole Tribe of Florida, Series A, 5.50% 2024[1]	8,000	8,699
Seminole Tribe of Florida, Series A, 5.75% 2022[1]	2,125	2,328
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2008, 5.00% 2028	13,000	14,264
South Lake County Hospital Dist., Rev. Ref. Bonds (South Lake Hospital, Inc.), Series 2010, 5.25% 2034	1,000	1,057
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds
(Baptist Health South Florida Obligated Group), Series 2007, 5.00% 2022	5,000	5,585
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	11,812
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2023	3,045	3,448
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,603
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2026	2,000	2,238
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2027	2,000	2,227
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2028	5,000	5,541
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023	1,000	1,112
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds
(H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2033	3,000	2,935
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds
(H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2029	1,430	1,571
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	1,000	1,117
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	1,250	1,387
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	4,000	4,344
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	3,000	3,155
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,270	1,271
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2008-A, 5.00% 2035	10,000	11,124
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2004, 6.00% 2020	635	640
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2004, 6.25% 2034	5,700	5,717
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.10% 2029	5,055	5,646
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-A, 6.60% 2039	1,195	1,109
		737,332
Georgia 3.35%

Atlanta Dev. Auth., Student Housing Facs. Rev. Bonds (Piedmont/Ellis, LLC Project Located on the Campus
of Georgia State University), Series 2005-A, XLCA insured, 5.00% 2022 (preref. 2015)	3,000	3,192
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2024	2,000	2,310
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2025	1,000	1,139
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2026	4,000	4,513
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2027	7,165	8,036
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2032	$ 1,500	$ 1,631
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	1,500	1,245
City of Atlanta, Airport General Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,158
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2010-C, 5.00% 2025	10,000	11,301
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2024	7,000	8,001
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,000	6,015
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,183
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	19,670	23,014
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	8,000	8,496
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds
(KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2035	1,000	1,064
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds
(KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2038	1,500	1,587
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.00% 2030	4,950	5,207
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.125% 2040	7,800	8,127
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,805
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,675
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,749
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds
(GGC Foundation, LLC Project), Series 2009, 6.00% 2029	5,000	5,582
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds
(GGC Foundation, LLC Project), Series 2009, 6.125% 2040	5,000	5,535
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	5,185	4,742
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	3,455	3,495
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	4,000	3,751
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2021	5,000	5,956
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2024	2,500	3,036
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2025	2,500	3,047
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates
(Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	12,345	12,977
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project),
Series 2008, 6.00% 2034	9,500	10,819
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project),
Series 2009-A, 5.375% 2029	2,500	2,705
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project),
Series 2009-A, 5.50% 2039	2,135	2,264
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation III, LLC Project),
Series 2010-A, Assured Guaranty insured, 5.00% 2022	1,940	2,201
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	1,570	1,623
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,000	2,187
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2018	1,165	1,287
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	2,000	2,262
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	4,907
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	9,000	10,051
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	$ 5,000	$ 5,548
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 4.625% 2015	1,705	1,745
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 4.75% 2017	1,945	2,030
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2027	3,625	3,657
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2037	3,025	2,952
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2014 (escrowed to maturity)	2,000	2,033
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2015 (preref. 2014)	1,000	1,026
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.625% 2030 (preref. 2014)	3,000	3,086
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds
(Georgia College & State University Foundation Property V, LLC Project),
Series 2007, AMBAC insured, 0.806% 2033[2]	7,000	5,547
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	3,250	3,822
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.50% 2026	6,000	6,944
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	27,227
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 6.00% 2023	11,100	13,163
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2016	7,000	7,668
		303,323
Guam 0.21%

Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	2,000	2,028
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,100	1,146
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,104
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	2,500	2,667
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	3,810	3,906
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	1,500	1,583
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	6,350	6,703
		19,137
Hawaii 0.27%

Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.625% 2030	1,000	1,090
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2013-A, 5.50% 2043	17,000	18,651
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034	1,575	1,781
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038	2,645	3,084
		24,606
Idaho 0.12%

Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2027	2,260	2,453
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.25% 2025	3,260	3,614
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.00% 2044	5,000	5,080
		11,147
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois 8.87%	(000)	(000)

Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds
(Bartlett Quarry Redev. Project), Series 2007, 5.35% 2017	$ 1,495	$ 1,582
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1,
Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	2,000	1,899
Build Bonds (Sales Tax Rev. Bonds), Series 2009-A, 5.00% 2027	6,450	7,167
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024	5,510	6,180
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034	2,500	2,774
Build Bonds (Sales Tax Rev. Bonds), Series April 2002, FGIC-National insured, 6.00% 2023	1,000	1,260
Build Bonds (Sales Tax Rev. Bonds), Series October 2011, 5.00% 2029	4,000	4,387
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	6,250	7,461
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	5,000	5,892
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 5.00% 2030	1,925	1,930
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006,
Assured Guaranty Municipal insured, 5.00% 2019 (preref. 2016)	3,000	3,287
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2022	2,250	2,569
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2036	3,000	3,228
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (preref. 2015)	3,100	3,199
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.25% 2034	3,000	3,219
City of Chicago, G.O. Bonds (Emergency Telephone System),
Ref. Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,284
City of Chicago, G.O. Bonds, Ref. Series 2009-A, 5.00% 2026	5,000	5,297
City of Chicago, G.O. Bonds, Ref. Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	5,000	5,276
City of Chicago, G.O. Bonds, Series 2011-A, 5.00% 2040	5,000	4,975
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.25% 2024	1,000	1,146
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2027	2,000	2,277
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	4,000	4,289
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,068
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2005-A, FGIC-National insured, 5.00% 2033	5,000	5,212
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2035	8,515	8,779
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2040	1,500	1,545
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	13,000	14,212
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 5.50% 2031	3,000	3,291
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-D, 5.00% 2039	10,000	10,461
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,550
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2016	5,000	5,389
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2017	4,000	4,464
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,414
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2029	5,000	5,318
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2041	1,500	1,541
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	3,194
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2042	5,000	5,155
City of Chicago, Wastewater Transmission Rev. Project Bonds,
Series 2012, Assured Guaranty Municipal insured, 5.00% 2037	400	421
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds,
Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	7,084
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2023	2,000	2,291
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2025	$ 1,000	$ 1,126
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2026	4,175	4,667
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2027	1,000	1,117
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	5,355	5,977
Community College Dist. No. 508, County of Cook (City Colleges of Chicago), Unlimited Tax G. O. Bonds,
Series 2013, 5.25% 2043	3,650	3,892
County of Cook, Sales Tax Rev. Bonds, Series 2012, 5.00% 2037	3,500	3,734
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 1994-D, FGIC-National insured, 7.75% 2019	4,500	5,282
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2003-B, National insured, 5.75% 2033	9,630	12,140
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2021	8,540	10,357
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,500	7,953
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	3,820	4,627
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,496
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	2,150	2,735
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024 (preref. 2019)	2,810	3,323
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,019
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,323
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,188
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044	3,000	3,345
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,975	2,036
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,475	1,490
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	3,476
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042	4,000	4,171
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,161
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044	1,000	1,070
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,011
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	522
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,862
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040	16,020	18,140
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,261
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,180
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	690
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	9,500	9,946
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	11,050	12,016
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.50% 2030	1,500	1,495
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.625% 2042	800	772
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,167
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	2,959
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,771
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,410
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	1,251
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,480
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	$ 2,455	$ 2,704
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2028	4,630	5,289
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	2,250	2,599
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038	12,000	13,864
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	4,250	4,415
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,670
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	4,950	5,323
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	11,500	12,269
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[4]	700	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[4]	8,750	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	4,050	—
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034	1,250	1,289
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034 (preref. 2017)	1,200	1,408
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022	3,095	3,385
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023	5,850	6,425
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,333
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,500	1,652
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	9,693
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022 (preref. 2017)	345	391
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023 (preref. 2017)	650	737
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,135
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	7,958
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	9,530	9,626
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial HealthCare), Series 2013, 5.00% 2037	1,000	1,063
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	14,000	16,194
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,730
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	2,000	2,119
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	4,500	4,753
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	15,335	17,097
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2021	2,300	2,465
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2022	4,520	4,765
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2023	4,755	4,977
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	8,000	9,933
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	14,000	15,232
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	5,460
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	2,041
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	2,134
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	2,221
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	3,274
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	10,500	11,729
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	4,000	4,432
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 6.75% 2031	1,000	1,098
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 7.00% 2043	10,000	11,040
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. — Northern Illinois University Project),
Series 2011, 6.875% 2043	27,500	30,123
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	7,905	7,925
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	10,000	10,087
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	4,000	4,226
G.O. Bonds, Series 2014, 5.00% 2039	5,000	5,189
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

G.O. Bonds, Series of March 2012, 5.00% 2023	$ 2,000	$ 2,258
G.O. Bonds, Series of March 2012, 5.00% 2035	1,000	1,040
G.O. Bonds, Series of May 2014, 5.00% 2026	2,000	2,218
G.O. Bonds, Series of May 2014, 5.00% 2039	4,400	4,570
G.O. Ref. Bonds, 5.25% 2029	2,800	3,068
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.),
Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,961
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[3]	1,568	1,492
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.55% 2021	405	413
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.65% 2026	1,445	1,465
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	357	361
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds
(Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 2040[4]	2,300	667
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	323
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds,
Series 2012-A, 5.00% 2042	3,100	3,227
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	822	774
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	1,107
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	3,500	4,059
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	7,500	8,780
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	7,790	8,204
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	5,661
State Toll Highway Auth., Toll Highway Priority Rev. Bonds,
Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024	5,000	5,435
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	20,259
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,465
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,112
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,319
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,815
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,089
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,384
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	28,250	29,845
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,371
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	11,277
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	11,014
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,381
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,212
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2013-A, 5.00% 2025	10,000	11,515
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.25% 2041	1,750	1,879
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.50% 2031	2,000	2,220
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2014-A, 5.00% 2039	2,000	2,151
Board of Trustees of the University of Illinois, Certs. of Part. (Ref. and Projects),
Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2025	7,145	7,936
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2019	1,000	1,103
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
Series 2002, Assured Guaranty Municipal insured, 0% 2017	2,000	1,900
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, National insured, 5.00% 2017 (preref. 2015)	1,500	1,615
		804,022
Bonds, notes & other debt instruments
	Principal amount	Value
Indiana 2.30%	(000)	(000)

Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	$ 985	$ 1,124
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,982
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	3,000	3,347
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2009-A, 5.25% 2039	1,000	1,058
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042	1,350	1,412
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	7,000	7,441
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	17,750	18,022
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2018	1,125	1,204
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	7,500	7,971
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2033	5,000	5,092
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2029	1,450	1,586
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project),
Series 2012-A, 5.00% 2032	6,500	6,590
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project),
Series 2012-A, 5.00% 2039	18,415	18,479
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	1,000	1,061
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-B, 5.00% 2028	2,000	2,160
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	6,270
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2017	1,500	1,690
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-A, 5.25% 2031	5,000	5,628
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.25% 2017	1,400	1,559
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2022	5,000	5,453
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	3,700	4,036
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,000	7,324
Health and Educational Fac. Fncg. Auth., Rev. Ref. Bonds (Ascension Health Credit Group),
Series 2006-B-5, 5.00% 2036	10,000	10,284
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019 (preref. 2015)	4,195	4,398
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2008-A, 5.00% 2038	1,405	1,557
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028	2,000	2,297
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037	1,500	1,653
Trustees of Indiana University, Student Fee Rev. Ref. Bonds, Series O, FGIC-National insured, 5.375% 2016	4,690	5,217
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	10,420	12,315
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	6,055	7,177
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2011-K, 5.00% 2024	2,000	2,248
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	1,000	1,095
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,095
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	3,000	3,437
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	3,000	3,330
Bonds, notes & other debt instruments
	Principal amount	Value
Indiana (continued)	(000)	(000)

Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026	$ 2,000	$ 2,307
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 2042	2,750	2,904
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2030	1,500	1,696
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2032	2,000	2,235
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2038	2,000	2,180
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2011-A, 5.00% 2031	2,000	2,185
North Side High School Building Corp. (Fort Wayne), First Mortgage Rev. Ref. Bonds,
Series 2007, Assured Guaranty Municipal insured, 5.00% 2018	1,650	1,881
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project),
Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,639
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,313
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,687
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,445
Trustees of Purdue University, Purdue University Student Fee Bonds, Rev. Ref. Bonds,
Series 2012-AA, 5.00% 2030	1,500	1,699
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2021	1,620	1,930
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2022	1,825	2,165
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2027	1,000	1,175
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2018	1,185	1,272
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,332
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,000	4,263
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	2,000	1,952
		208,852
Iowa 0.45%

Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	430	454
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[3]	957	883
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	23,000	23,335
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	5,000	5,017
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	2,000	2,036
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027	3,500	4,037
IJOBS Program Special Obligation Bonds, Series 2010-A, 5.00% 2029	4,590	5,259
		41,021
Kansas 0.55%

Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2012-A, 5.00% 2032	1,500	1,650
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	5,625	5,844
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	951
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	560
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	276
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	823
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.25% 2022	2,500	2,573
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	14,500	14,540
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 4.85% 2016	621	637
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	1,894	1,822
City of Salina, Hospital Rev. Ref. and Improvement Bonds (Salina Regional Health Center, Inc.),
Series 2006, 4.625% 2031	1,825	1,846
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	15,000	17,830
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	610	642
		49,994
Bonds, notes & other debt instruments
	Principal amount	Value
Kentucky 0.44%	(000)	(000)

Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2013-A, 5.25% 2024	$ 5,000	$ 5,993
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2017	1,500	1,685
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.375% 2024	1,000	1,120
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,033
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	3,000	3,081
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2010-1, 0.738% 2020[2]	695	692
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,385	1,466
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project),
Series 2013-A, 5.00% 2017	4,500	4,998
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project),
Series 2013-A, 5.75% 2049	5,000	5,416
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project),
Series 2013-A, 6.00% 2053	13,500	14,809
		40,293
Louisiana 2.10%

Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	10,000	10,818
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	4,000	4,297
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,750	1,977
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program), Series 2007-A, 5.40% 2038	235	245
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Ref. Bonds
(Mortgage-backed Securities Program), Series 2009-A-2, 5.25% 2039	725	747
G.O. Bonds, Series 2011-A, 5.00% 2022	10,000	11,762
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A-1, 5.85% 2038	2,250	2,400
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2008-A, 6.55% 2040	270	287
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	1,075	1,126
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds
(West Jefferson Medical Center), Series 2011-A, 6.00% 2039	6,500	7,123
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007 (Go Zone), 5.35% 2041	1,928	1,977
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	10,270	10,601
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	23,500	26,116
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	3,100	3,505
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	11,275	12,574
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	3,500	3,903
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	2,000	2,282
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	5,000	5,647
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	2,500	2,707
Military Dept., Custodial Receipts, 5.00% 2021	10,435	10,930
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, Assured Guaranty Municipal insured, 5.75% 2014	3,495	3,524
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	6,695	6,886
Bonds, notes & other debt instruments
	Principal amount	Value
Louisiana (continued)	(000)	(000)

Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	$ 1,740	$ 1,793
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.25% 2031	2,500	2,798
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.50% 2037	2,420	2,761
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041	2,000	2,285
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Community Hospitals Project), Series 2007-B, 5.25% 2027	1,500	1,574
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	3,000	3,304
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010,
Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,088
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	1,100	1,163
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	12,325	12,796
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A, 4.85% 2039	326	328
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2024	12,000	12,362
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2025	3,420	3,592
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	7,500	7,965
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2028	4,500	4,881
		190,124
Maine 0.13%

Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	8,000	8,728
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	2,000	2,166
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	500	549
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	680	717
		12,160
Maryland 0.64%

City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034 (preref. 2015)	654	670
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,050	2,143
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	2,058
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	17,292
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	2,000	2,101
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.25% 2023	1,300	1,389
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,066
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,295	1,448
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2026	2,265	2,304
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2033	1,500	1,546
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue),
Series 2010, 6.25% 2045	1,000	1,091
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,300
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2019	1,500	1,639
Howard County Housing Commission Rev. Bonds (Oakland Mills Project), Series 2013, 5.00% 2028	3,000	3,165
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds,
Series 2013-A, 4.00% 2031	1,405	1,515
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2019	10,000	11,920
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	910	912
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,300	2,311
Bonds, notes & other debt instruments
	Principal amount	Value
Maryland (continued)	(000)	(000)

Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	$ 1,000	$ 1,024
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,204	1,205
		58,099
Massachusetts 2.61%

Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017	2,905	3,346
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	10,000	12,224
Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017 (escrowed to maturity)	95	109
Berkshire Wind Power Cooperative Corp. (Massachusetts Municipal Lighting Plant Cooperative),
Wind Project Rev. Bonds, Berkshire Series 1, 5.25% 2026	3,000	3,261
Catholic Health East, Health System Rev. Ref. Bonds, Series 2009, 6.25% 2032	1,090	1,243
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,086
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	3,000	3,206
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2022	1,495	1,592
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	8,375	8,555
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 2041	4,500	4,795
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042	16,920	16,727
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-U-1, 0.70% 2040 (put 2017)[2]	1,000	1,000
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	20,750	22,143
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035	5,000	5,790
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029	15,800	17,742
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	1,004
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,490	1,578
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2019	1,040	1,015
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2020	1,089	1,052
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2026	1,412	1,279
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,056	926
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	705	590
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	1,773	1,446
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	375	270
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,867	9
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2011-K-6, 5.375% 2041	1,000	1,098
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031	1,000	1,101
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2014-M-4, 5.00% 2044	1,500	1,646
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue),
Series 2007-G-2, Assured Guaranty Municipal insured, 0.25% 2042[2]	5,000	5,000
Dev. Fin. Agcy., Rev. Ref. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034	7,185	8,368
Health and Educational Facs. Auth., Rev. Ref. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	12,320	14,370
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	2,000	2,328
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,493
Dev. Fin. Agcy., Rev. Ref. Bonds, UMass Memorial Issue, Series 2011-H, 5.50% 2031	1,500	1,567
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	8,980
G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	1,000	1,222
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2009-K-2, 5.00% 2039 (put 2015)	1,200	1,262
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series 2008-O, 6.00% 2036	7,000	8,328
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	2,611
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	2,805
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue),
Series 2008-T-1, 5.00% 2032	1,050	1,147
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	8,380	8,915
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	5,500	6,403
Bonds, notes & other debt instruments
	Principal amount	Value
Massachusetts (continued)	(000)	(000)

Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	$ 4,000	$ 4,173
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 3.375% 2016	2,715	2,849
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	1,340	1,448
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	2,840	2,936
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	4,230	4,270
Port Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,090	1,291
Port Auth., Special Facs. Rev. Bonds (ConRAC Project), Series 2011-A, 5.125% 2041	9,250	9,730
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,787
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	4,048
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,906
State College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,133
		236,203
Michigan 3.39%

Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	5,800	5,869
City of Detroit, Distributable State Aid G.O. (Limited Tax) Bonds, Series 2010, 5.25% 2035	10,665	10,981
City of Detroit, G.O. Bonds, Series 2001-A-1, National insured, 5.375% 2018	3,600	3,542
City of Detroit, Sewage Disposal System Rev. Ref. Bonds,
Series 2006-D, Assured Guaranty Municipal insured, 0.756% 2032[2]	4,850	3,821
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds,
Series 2001-C-1, Assured Guaranty Municipal Insured, 7.00% 2027	4,000	4,336
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds,
Series 2012-A, 5.25% 2039	5,900	5,759
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	16,000	15,603
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,152
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2016	4,000	4,141
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2018	4,920	5,062
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	2,000	2,148
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2027	3,500	3,744
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2028	3,610	3,839
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2030	4,000	4,206
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	6,865	7,818
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2019	900	1,001
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,097
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,242
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,250	1,322
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	3,705	3,861
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	2,939
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.50% 2033	5,000	5,853
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	3,000	2,706
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	500	412
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,772
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	3,387
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	6,665	6,818
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	12,705	12,832
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	1,115	1,199
Bonds, notes & other debt instruments
	Principal amount	Value
Michigan (continued)	(000)	(000)

Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	$ 2,165	$ 2,296
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	10,348
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.625% 2029	1,500	1,658
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	1,061
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	2,310	2,413
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	6,000	6,219
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	2,000	2,184
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O bonds,
Series 2013-I, Assured Guaranty Municipal insured, 5.00% 2038	2,000	2,118
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2019	1,405	1,500
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	1,500	1,513
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	2,000	2,269
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.00% 2029	2,000	2,460
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	3,000	3,683
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2014-D, 5.00% 2025	500	564
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2014-D, 5.00% 2030	1,160	1,252
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2014-D, 5.00% 2039	2,750	2,876
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2030	5,300	5,502
State Trunk Line Fund Bonds, Series 2011, 5.00% 2036	2,000	2,164
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	8,000	9,163
State Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 1999-B-3, 2.00% 2033 (put 2014)	5,400	5,422
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-1, 5.25% 2029 (put 2014)	4,750	4,808
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	2,000	2,180
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	1,500	1,772
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2034	1,000	831
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2048	43,205	35,108
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Current Interest Bonds, Series 2008-A, 6.875% 2042	10,010	9,579
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-A, 5.00% 2032	2,500	2,625
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-A, 5.00% 2037	7,400	7,712
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.00% 2021	12,190	13,475
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.00% 2022	2,140	2,357
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.50% 2020	9,000	10,487
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-D, 5.00% 2016	1,400	1,541
Bonds, notes & other debt instruments
	Principal amount	Value
Michigan (continued)	(000)	(000)

Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-B, 5.00% 2019	$1,290	$ 1,473
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2042	2,000	2,057
		307,132
Minnesota 0.19%

Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program),
Series 2012-B, 2.25% 2042[3]	9,013	8,495
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2010-A, 4.25% 2028	1,580	1,679
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-B, 4.50% 2031	750	804
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-D, 4.50% 2034	805	868
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-G, 4.25% 2035	1,130	1,231
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	830	891
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	1,000	1,086
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program — City Living Home Programs), Series 2006-A-3, 5.70% 2027	341	355
City of Wayzata, Senior Housing Entrance Deposit Rev. Bonds (Folkestone Senior Living Community),
Series 2012-B, 4.875% 2019	2,200	2,200
		17,609
Mississippi 0.34%

Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2026	5,065	5,198
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project),
Series 2013-A, 5.00% 2025	3,000	3,600
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project),
Series 2013-C, 5.00% 2026	4,000	4,794
Home Corp., Homeownership Mortgage Rev. Bonds, Series 2010-A, 4.50% 2031	840	894
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	2,710	2,893
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,330	1,438
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2017	3,000	3,326
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2026	2,000	2,062
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	3,635	3,767
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	1,000	1,049
Warren County, Gulf Opportunity Zone Bonds, Series 2010-A, 5.80% 2034	2,000	2,156
		31,177
Missouri 0.77%

Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2017	1,000	1,074
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2018	1,500	1,609
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2036	5,000	5,070
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, Assured Guaranty insured, 4.00% 2026	1,250	1,230
Bonds, notes & other debt instruments
	Principal amount	Value
Missouri (continued)	(000)	(000)

Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-B, 5.00% 2030	$ 2,835	$ 3,046
Health and Educational Facs. Auth., Health Facs. Rev. Bonds, Series 2014-A, 5.00% 2027	1,000	1,137
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Luke’s Episcopal-Presbyterian Hospitals),
Series 2006, 5.00% 2019	2,830	3,031
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2010, 5.50% 2042	2,250	2,325
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2027	2,930	2,995
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2037	2,065	2,072
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	4,215	4,226
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	745	760
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,000	1,061
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit),
Transportation Sales Tax Rev. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	1,700	1,712
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project),
Series 2006, National insured, 5.00% 2020	1,620	1,707
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,500	7,673
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	7,300	7,346
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,025	2,296
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,421
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2027	6,270	7,306
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2029	3,125	3,617
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
(Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	5,505
		70,219
Nebraska 0.41%

Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2018	2,100	2,388
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2027	3,985	4,333
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	1,000	1,035
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	6,275	6,648
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	10,795	11,480
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,155	1,184
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 2.50% 2035	3,580	3,672
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	1,122
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	4,490	4,994
		36,856
Nevada 2.32%

Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	2,420	2,753
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	8,000	9,082
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	7,926
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds,
Series 2008, 5.625% 2032	1,000	1,147
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036 (preref. 2014)	20,000	20,162
Bonds, notes & other debt instruments
	Principal amount	Value
Nevada (continued)	(000)	(000)

Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	$18,000	$ 19,125
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2023	7,025	7,838
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2010-A, 5.00% 2030	2,000	2,173
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2010-A, 5.125% 2034	10,980	11,828
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, 5.00% 2028	5,780	6,445
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, 5.00% 2033	1,885	2,049
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	12,747
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2022	10,580	12,567
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,494
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area),
Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	3,780	3,452
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-B, 6.75% 2021	1,255	1,265
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2019	4,250	4,525
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds,
Series 2007-B, FGIC-National insured, 5.00% 2026	9,640	10,869
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2014	1,500	1,512
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2015	2,000	2,107
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2018	355	368
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2025	3,865	3,932
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.25% 2026	4,990	4,323
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.30% 2035	8,495	6,732
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	2,840	2,881
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	5,526
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project),
Series 2003-A, 5.00% 2014	3,920	3,930
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2030	8,000	8,845
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2025	2,360	2,680
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2026	4,330	4,916
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2032	2,000	2,210
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2037	3,500	3,791
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2042	1,000	1,071
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	3,434
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	9,615
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project),
Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,702
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,502
		210,524
New Hampshire 0.39%

Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.00% 2027	3,000	3,260
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	19,417
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.00% 2037	8,500	8,720
Bonds, notes & other debt instruments
	Principal amount	Value
New Hampshire (continued)	(000)	(000)

Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	$ 1,500	$ 1,581
Health and Educational Facs. Auth., Healthcare System Rev. Bonds
(Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.25% 2024	1,910	2,046
		35,024
New Jersey 2.44%

Camden County Improvement Auth., Health Care Redev. Project Rev. Bonds
(Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	1,335	1,423
Certs. of Part., Series 2008-A, 5.00% 2023	1,000	1,088
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004,
RADIAN insured, 5.375% 2015 (escrowed to maturity)	1,500	1,588
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement
Dist. Project), Series 1998-A, 6.375% 2018 (preref. 2014)	860	862
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement
Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)	4,500	4,512
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.00% 2016	1,000	1,071
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2026	1,925	1,955
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2036	5,250	5,260
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.375% 2025	4,160	4,519
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	5,000	5,416
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	325	329
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	750	798
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018 (preref. 2015)	2,000	2,081
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018 (preref. 2015)	1,500	1,601
Econ. Dev. Auth., School Facs. Construction Notes, Series 2012-H, 1.02% 2017[2]	4,250	4,290
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2027	3,000	3,386
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036	2,500	2,808
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,500	1,737
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	3,500	3,804
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	3,500	3,768
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2025	1,000	1,113
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Clare’s Hospital, Inc. Issue),
Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	4,740	5,213
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Clare’s Hospital, Inc. Issue),
Series 2004-B, National insured, 5.25% 2015 (escrowed to maturity)	2,150	2,271
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue),
Series 2011, 6.00% 2026	1,000	1,073
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	8,000	8,810
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.00% 2015	3,000	3,212
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2028	7,000	8,080
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-1-A, 4.625% 2026	1,000	884
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-1-A, 5.00% 2041	38,100	30,009
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,190
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,256
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds),
Series 2010-A, 0% 2030	10,000	4,612
Bonds, notes & other debt instruments
	Principal amount	Value
New Jersey (continued)	(000)	(000)

Transportation Trust Fund Auth., Transportation System Bonds,
Series 2004-A, FGIC-National insured, 5.75% 2025	$ 5,000	$ 6,198
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,825
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,266
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2020	10,000	11,854
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2021	10,000	11,900
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2022	20,000	23,921
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2012-A, 5.00% 2042	2,240	2,365
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds,
Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,577
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,166
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020 (preref. 2015)	4,000	4,217
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038 (preref. 2018)	1,745	2,133
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.80% 2024 (put 2018)[2]	3,100	3,117
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.74% 2023 (put 2017)[2]	4,015	4,037
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.80% 2024 (put 2018)[2]	3,625	3,644
		221,239
New Mexico 0.15%

Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	7,067
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 0.886% 2028[2]	1,075	1,070
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group),
Series 2012, 5.00% 2032	1,415	1,358
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	570	593
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	325	347
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.50% 2028	805	855
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	390	405
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	795	864
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-E, Class I, 5.30% 2040	1,120	1,172
		13,731
New York 5.60%

City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds
(St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	1,000	1,065
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds
(Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 6.00% 2031	1,000	1,148
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	2,000	2,112
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 5.00% 2032	11,000	11,756
Dormitory Auth., FHA insured Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	6,720	7,201
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	500	555
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	5,000	5,844
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2026	1,250	1,375
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	11,231
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	8,030
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,938
Bonds, notes & other debt instruments
	Principal amount	Value
New York (continued)	(000)	(000)

Dormitory Auth., Rochester General Hospital Insured Rev. Bonds,
Series 2005, RADIAN insured, 5.00% 2015 (escrowed to maturity)	$ 1,495	$ 1,609
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds,
Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	1,100	1,294
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,229
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,626
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	11,600
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	9,149
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	9,803
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	2,033
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	2,500	2,863
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2038	1,600	1,762
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Ref. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,763
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds
(New York City Municipal Water Fin. Auth. Projects — Second Resolution Bonds),
Series 2011-B, 5.00% 2036	2,500	2,791
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.25% 2025	500	577
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-B, 5.00% 2024	1,000	1,146
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2025	1,000	1,155
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2013-A, 5.00% 2026	6,000	6,979
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2013-A, 5.00% 2027	3,000	3,461
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	6,000	6,366
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	9,500	10,564
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	3,500	3,793
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,000	4,227
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	4,000	4,200
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	21,000	22,895
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,145
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,718
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	8,600	9,095
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034	1,000	1,100
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022	5,000	5,907
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	2,000	2,283
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3C, 1.07% 2019[2]	8,900	8,936
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.12% 2020[2]	11,100	11,155
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,680	2,013
Metropolitan Transportation Auth., Transportation Rev. Bonds,
Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,961
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,113
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	6,500	7,153
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	6,426
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2024	2,000	2,318
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 5.00% 2044	4,250	4,513
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	13,839
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds,
Series 2002-G-1G, 0.752% 2026 (put 2015)[2]	5,000	5,007
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,792
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	10,000	11,592
Bonds, notes & other debt instruments
	Principal amount	Value
New York (continued)	(000)	(000)

Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	$ 7,000	$ 7,767
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,388
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,033
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,382
Monroe County Industrial Dev. Corp., FHA insured Mortgage Rev. Bonds
(Unity Hospital of Rochester Project), Series 2010, 5.50% 2040	1,000	1,136
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	410	416
Municipal Bond Bank Agcy., Special School Purpose Rev. Ref. Bonds (Prior Year Claims — City of New York),
Series 2012-A, 5.00% 2021	2,000	2,366
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds
(Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	1,000	1,030
City of New York, G.O. Bonds Series H, 5.00% 2015 (preref. 2014)	940	952
City of New York, G.O. Bonds, Fiscal 2004 Series H, 5.00% 2016 (preref. 2014)	1,415	1,432
City of New York, G.O. Bonds, Fiscal 2005 Series N, 5.00% 2020 (preref. 2015)	1,910	2,025
City of New York, G.O. Bonds, Fiscal 2006 Series J, 5.00% 2021 (preref. 2016)	3,740	4,103
City of New York, G.O. Bonds, Fiscal 2004 Series H, 5.00% 2016	1,585	1,604
City of New York, G.O. Bonds, Fiscal 2005 Series N, 5.00% 2020	590	624
City of New York, G.O. Bonds, Fiscal 2006 Series J, 5.00% 2021	10	11
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.67% 2025[2]	2,350	2,350
City of New York, G.O. Bonds, Fiscal 2013 Series F-1, 5.00% 2037	3,000	3,255
City of New York, G.O. Bonds, Fiscal 2013 Series H, 5.00% 2023	3,855	4,597
City of New York, G.O. Bonds, Fiscal 2013 Series J, 5.00% 2023	500	596
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	2,981
City of New York, G.O. Bonds, Series H, 5.00% 2015	1,060	1,073
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,062
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-K, 4.90% 2034	3,000	3,119
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds, Fiscal 2006
Series C, 4.75% 2033	5,000	5,312
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Bonds, Fiscal 2009 Series EE, 5.00% 2018	5,000	5,811
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Bonds, Fiscal 2012 Series BB, 5.25% 2044	3,000	3,274
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2007 Series DD, 4.75% 2035	7,500	7,928
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2010 Series FF, 5.00% 2025	2,255	2,624
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2026	2,000	2,325
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2043	2,000	2,132
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.25% 2022	5,000	5,849
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	12,730	14,121
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2033	1,825	2,011
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series D, 5.00% 2024	1,000	1,175
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.00% 2037	2,000	2,176
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series F-1, 5.00% 2039	1,000	1,089
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2028	1,500	1,721
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2036	1,000	1,102
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	500	556
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,777
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series A-1, 5.00% 2021 (preref. 2016)	3,500	3,867
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,713
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	5,000	5,559
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,113
Bonds, notes & other debt instruments
	Principal amount	Value
New York (continued)	(000)	(000)

Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	$ 7,000	$ 7,720
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	13,000	14,314
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,750	2,021
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[1]	18,900	19,311
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[1]	2,375	2,457
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds
(Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	2,500	2,666
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds
(Jefferson’s Ferry Project), Series 2006, 5.00% 2028	3,000	3,096
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2042	2,500	2,654
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	2,800	3,246
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,701
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,117
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	2,000	2,168
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	800	868
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured),
Series 2011-B, 5.00% 2018	500	578
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds,
Series 2005-B-4E, 0.752% 2032 (put 2017)[2]	4,000	4,001
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,500	3,020
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	9,801
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 2021	5,000	5,951
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-TE, 5.00% 2030	2,500	2,901
		507,334
North Carolina 1.03%

Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,275
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,448
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027	2,500	2,880
Capital Facs. Fin. Agcy., Rev. Ref. Bonds (Johnson & Wales University), Series 2013-A, 5.00% 2022	740	852
Capital Facs. Fin. Agcy., Rev. Ref. Bonds (Johnson & Wales University), Series 2013-A, 5.00% 2025	1,000	1,129
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,489
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,523
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds,
Series 1993-B, FGIC-National insured, 6.00% 2025	11,225	14,215
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026	2,500	3,170
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	11,000	11,794
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2023	1,400	1,524
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2024	9,855	10,672
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2026	2,000	2,189
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds
(Lutheran Services for the Aging), Series 2012-A, 5.00% 2037	1,000	985
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds
(Lutheran Services for the Aging), Series 2012-A, 5.00% 2042	3,360	3,281
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group),
Series 2012-C, 0.86% 2033 (put 2017)[2]	1,935	1,929
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	5,000	5,113
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030	2,000	2,204
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	3,350	3,922
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 4.00% 2019	2,500	2,789
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 4.00% 2020	1,000	1,117
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	5,000	5,802
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,250	1,464
Bonds, notes & other debt instruments
	Principal amount	Value
North Carolina (continued)	(000)	(000)

Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2023	$ 1,125	$ 1,180
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,155	1,203
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,185	1,234
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2021	500	529
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2022	1,040	1,095
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	2,000	2,294
		93,301
North Dakota 0.02%

Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,510	1,556
Ohio 4.19%

Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2020	16,215	18,289
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	17,200	19,074
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	1,000	1,074
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,600	2,605
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds
(Akron General Health System), Series 2012, 5.00% 2031	3,000	3,152
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners),
Series 2012-A, 5.00% 2033	16,000	17,160
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners),
Series 2010-A, 5.00% 2038	5,850	6,149
American Municipal Power, Inc., AMP Fremont Energy Center Project Rev. Bonds,
Series 2012-B, 5.00% 2037	2,000	2,110
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds,
Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 2037	5,000	4,307
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	38,990	32,667
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2047	35,790	29,487
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 6.50% 2047	41,625	36,859
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects),
Series 2004-C, National insured, 5.25% 2017	10,000	11,529
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project),
Series 2006-K, FGIC-National insured, 4.25% 2030	4,000	3,986
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	6,000	6,359
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	11,000	11,877
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac.
Expansion Project), Series 2007-A, 6.00% 2027	3,080	3,187
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac.
Expansion Project), Series 2007-A, 6.00% 2038	2,000	2,037
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	8,000	8,281
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	8,000	9,166
Bonds, notes & other debt instruments
	Principal amount	Value
Ohio (continued)	(000)	(000)

City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2022	$3,000	$3,359
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,280
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	3,000	3,259
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,000	3,222
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	3,000	3,197
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	3,655	3,876
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	2,000	2,106
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A,
Assured Guaranty Municipal insured, 5.00% 2028	4,000	4,318
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities),
Series 2013-A, 6.00% 2035	2,700	2,875
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities),
Series 2013-A, 6.125% 2040	4,000	4,203
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project),
Series 2010-A, 5.625% 2026	1,600	1,717
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds
(Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	5,000	5,429
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	3,500	3,629
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.25% 2032	4,075	4,346
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project),
Series 2006-A, 5.00% 2037	9,955	9,996
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center),
Series 2004-J, FGIC-National insured, 5.25% 2034 (preref. 2014)	1,250	1,253
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2019	5,000	5,902
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	1,575	1,799
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	2,216
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,000	3,301
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	5,000	5,422
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	2,791
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,000	1,054
Housing Fin. Agcy., Capital Fund Rev. Bonds,
Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2022	5,565	6,141
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-E, 5.00% 2039	540	579
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	805	838
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	5,515	5,926
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	705	760
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	395	427
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	1,105	1,201
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	3,000	3,207
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	5,000	5,322
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2020	1,000	1,187
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2021	1,750	2,089
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2021	1,660	1,746
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2026	3,250	3,370
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project),
Series 2013, 5.00% 2033	6,500	6,021
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project),
Series 2013, 5.00% 2044	1,500	1,323
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 4.50% 2022[1]	3,180	3,324
Bonds, notes & other debt instruments
	Principal amount	Value
Ohio (continued)	(000)	(000)

Public Housing Capital Fund Rev. Trust II, Trust Certificates, 5.00% 2022[1]	$ 3,379	$ 3,496
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group),
Series 2006, 5.125% 2021	1,000	1,056
Turnpike Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,500	3,085
University of Cincinnati, General Receipts Rev. Ref. Bonds,
Series 2009-C, Assured Guaranty insured, 5.00% 2016	3,520	3,847
University of Cincinnati, General Receipts Rev. Ref. Bonds,
Series 2009-C, Assured Guaranty insured, 5.00% 2017	2,335	2,632
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group),
Series 2013-A, 5.75% 2033	1,000	1,091
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2014-B, 4.00% 2033 (put 2019)	10,000	10,469
		380,042
Oklahoma 0.36%

Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of
INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and
INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	5,000	5,316
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-A, 5.25% 2029	345	363
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-B, 4.90% 2036	2,130	2,158
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2012-A, 5.00% 2043	940	1,046
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/
LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	950	969
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/
LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2023	2,035	2,058
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/
LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.875% 2030	3,000	3,005
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.92% 2023 (put 2018)[2]	8,290	8,315
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.),
Series 2006, 5.00% 2020	1,250	1,385
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.),
Series 2006, 5.00% 2023	2,045	2,253
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,477
Turnpike Auth., Turnpike System Rev. Bonds, Series 2011-B, 5.00% 2029	1,650	1,886
		32,231
Oregon 0.11%

Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	7,080	6,603
Port of Portland, Portland International Airport Passenger Fac. Charge Rev. Bonds, Series 2011-A, 5.50% 2031	3,000	3,356
		9,959
Pennsylvania 1.84%

Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-B, 5.00% 2018	9,250	10,629
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds
(FirstEnergy Nuclear Generation Project), Series 2008-A, 2.70% 2035 (put 2018)	5,000	4,999
Chester County Health and Education Facs. Auth., Health System Rev. Ref. Bonds (Jefferson Health System),
Series 2010-A, 5.00% 2031	5,000	5,345
Commonwealth Fncg. Auth., Rev. Bonds, Series 2013-B, 5.00% 2036	1,500	1,591
Cumberland County Municipal Auth., Rev. Ref. Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2017	1,070	1,099
Bonds, notes & other debt instruments
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2021	$3,100	$3,510
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,275	1,434
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc. Student Housing Project
at Millersville University of Pennsylvania), Series 2013, 5.00% 2030	1,000	1,023
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc. Student Housing Project
at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	200	199
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2009, 1.75% 2033 (put 2015)	500	509
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,710	1,816
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	2,500	2,543
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2010, 6.00% 2043	2,600	2,663
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	690	752
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,026
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	1,350	1,352
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	6,170	6,232
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	3,000	2,968
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds,
Series 2011-A, 5.75% 2041	1,000	1,118
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2020	6,285	7,279
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.00% 2023	1,100	1,150
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.375% 2028	1,250	1,307
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,150	1,214
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project),
Series 2009-A, 5.75% 2039	2,000	2,102
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	4,500	4,594
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	7,283
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	2,500	2,704
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	1,500	1,615
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026	3,000	3,205
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	500	527
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024	1,000	1,133
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027	1,000	1,127
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2027	3,000	3,346
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2028	2,000	2,218
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025	2,000	2,201
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,497
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,607
Bonds, notes & other debt instruments
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	$12,600	$ 12,126
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2023	1,180	1,343
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2025	2,000	2,221
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2026	1,000	1,102
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2027	1,000	1,095
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project),
Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	10,940
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 0.938% 2024[2]	14,525	13,128
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	11,600	10,782
Susquehanna Area Regional Airport Auth., Subordinate Airport System Rev. Bonds,
Series 2012-C, 3.00% 2017	2,490	2,516
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.72% 2017[2]	2,000	2,007
University of Pittsburgh of the Commonwealth System of Higher Education,
University Capital Project Bonds, Series 2009-B, 5.00% 2028	4,000	4,568
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	2,630	2,654
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026 (preref. 2016)	2,800	3,046
		166,445
Puerto Rico 0.69%

Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2008-A, 6.125% 2024	5,255	3,978
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	10,140	7,087
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 2036	2,000	1,298
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	10,000	6,580
Electric Power Auth., Power Rev. Ref. Bonds, Series WW, 5.50% 2038	1,280	752
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2017	1,600	1,678
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	1,510	1,570
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,120	1,008
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 3.25% 2019	880	822
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2017	830	829
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2025	955	805
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	2,469
Public Improvement Ref. Bonds (G.O. Bonds), Series 2007-A, FGIC insured, 5.50% 2021	1,500	1,251
Public Improvement Ref. Bonds (G.O. Bonds), Series 2008-A, 5.00% 2023	4,040	3,018
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2020	2,500	2,021
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2041	490	331
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	8,000	5,759
Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	2,000	1,854
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	399
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	3,270	2,406
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	4,000	2,838
Bonds, notes & other debt instruments
	Principal amount	Value
Puerto Rico (continued)	(000)	(000)

Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	$ 1,500	$ 1,162
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	11,055	9,050
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	4,000	3,160
		62,125
Rhode Island 0.19%

Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds,
Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,510
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds,
Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,387
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,990	3,330
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	6,030	6,489
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2018	1,060	1,134
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,266
		17,116
South Carolina 1.21%

Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	21,677
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project),
Series 2006, Assured Guaranty insured, 5.00% 2025	5,000	5,435
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020 (preref. 2015)	4,500	4,857
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	9,072
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2017	1,000	1,101
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2018	2,000	2,204
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	1,170	1,217
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	1,515	1,493
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	1,190	1,116
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	4,000	4,535
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds,
Series 2006, 5.45% 2037	4,645	4,646
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2019	1,000	1,125
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2020	1,265	1,411
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2032	2,000	2,108
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1,
South Carolina Project), Series 2006, 5.00% 2018	1,000	1,102
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	1,700	1,616
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2017	5,000	5,511
Bonds, notes & other debt instruments
	Principal amount	Value
South Carolina (continued)	(000)	(000)

SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2018	$ 4,000	$ 4,425
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	5,733
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	1,000	1,071
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	22,492
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	5,000	5,857
		109,804
South Dakota 0.06%

Building Auth., Rev. Ref. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	3,772
Educational Enhancement Funding Corp, Tobacco Settlement Rev. Bonds, Series 2013-B, 5.00% 2026	1,400	1,510
		5,282
Tennessee 0.85%

City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga),
Series 2008-A, 5.00% 2028	4,500	5,018
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	7,282
Health and Educational Facs. Board of the Metropolitan Government of Nashville and
Davidson County, Rev. Ref. and Improvement Bonds (Blakeford at Green Hills), Series 2012, 5.00% 2037	1,200	1,230
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	2,165	2,383
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	3,230	3,498
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	635	677
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	6,230	6,484
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds
(Covenant Health), Series 2012-A, 5.00% 2021	1,325	1,507
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds
(Covenant Health), Series 2012-A, 5.00% 2024	4,055	4,548
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2006-C, 5.25% 2036	540	547
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	3,000	3,332
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	11,328
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	10,000	11,369
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	4,398
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	10,000	11,122
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,885	2,046
		76,769
Texas 9.68%

Amarillo Health Facs. Corp., Hospital Rev. Ref. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2015 (escrowed to maturity)	1,500	1,542
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,158
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds
(Educational Fac. Project — Round Rock Campus), Series 2008, 5.50% 2024	2,770	3,194
Austin Independent School Dist., (Travis County), Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,153
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.125% 2029	1,500	1,707
City of Austin (Travis, Williamson and Hays Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2011, 5.00% 2036	3,000	3,285
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	22,576
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2018 (preref. 2016)	1,000	1,085
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2019 (preref. 2016)	5,000	5,426
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Central Texas Regional Mobility Auth., Rev. Bonds,
Series 2005, FGIC-National insured, 5.00% 2035 (preref. 2015)	$ 2,500	$ 2,581
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	5,300	5,863
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	10,300	11,303
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	11,945	13,059
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,000	2,102
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project),
Series 2006-A, 5.625% 2026	1,000	1,017
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project),
Series 2006-A, 5.75% 2036	3,000	3,019
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	2,300	2,275
Colorado River Municipal Water Dist. Water System Rev. Bonds, Series 2011, 5.00% 2028	9,175	10,093
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2020	2,205	2,468
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2021	2,000	2,236
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2025	2,760	3,179
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018	385	428
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds,
Series 2007, 5.00% 2018 (preref. 2017)	5	6
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	2,918
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2017	2,000	2,206
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-B, 5.00% 2028	8,565	9,600
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-B, 5.00% 2029	5,000	5,553
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-B, 5.00% 2031	6,540	7,148
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-B, 5.00% 2035	2,250	2,388
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-G, 5.00% 2025	2,000	2,310
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-G, 5.00% 2035	1,000	1,061
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2013-D, 5.00% 2033	1,000	1,100
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2013-D, 5.25% 2024	5,000	5,890
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds,
Series 2007, 5.00% 2022	1,895	2,128
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-A, 4.75% 2038	5,500	5,484
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-B, 4.75% 2042	8,340	8,212
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	11,369
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds,
Series 2008, 5.00% 2029	3,360	3,752
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,708
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,698
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,897
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,726
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	$ 2,250	$ 2,538
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	14,406
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	7,000	7,866
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	20,550	21,695
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	3,000	3,234
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 2023	1,325	1,315
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	1,090	1,035
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2043	3,000	3,215
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.25% 2017	3,000	3,437
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.50% 2018	3,500	4,121
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the
Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,421
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project),
Series 2009-A, 5.25% 2035	2,000	2,146
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project),
Series 2010, 5.00% 2031	1,000	1,076
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015 (preref. 2014)	3,120	3,213
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2016 (preref. 2014)	3,000	3,090
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035 (preref. 2018)	1,500	1,910
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Hospital System Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2014	2,395	2,406
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health),
Series 2005-A-4, Assured Guaranty Municipal insured, 0.15% 2031[2]	13,050	13,050
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds
(Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	2,500	2,714
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2036	11,350	12,430
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026	4,000	4,662
Harris County, Toll Road Rev. Bonds, Series 2009-C, 5.00% 2033	1,000	1,127
Harris County, Toll Road Rev. Ref. Bonds, Series 2008-B, 5.00% 2033	7,000	7,752
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-C, 4.00% 2033	3,150	3,160
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
Series 2005, 5.00% 2014	505	506
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project),
Series 2013-B, 0.65% 2048 (put 2017)[2]	2,000	2,009
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	2,570	2,797
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-B, 4.25% 2034	2,015	2,175
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	5,000	5,521
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2034	8,000	9,050
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2039	2,000	2,262
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,000	1,160
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	2,000	2,251
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	5,305	5,727
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	5,000	5,780
City of Houston, Water and Sewer System Rev. Ref. Bonds,
Series 1998-A, Assured Guaranty Municipal insured, 0% 2019	845	759
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

City of Houston, Water and Sewer System Rev. Ref. Bonds,
Series 1998-A, Assured Guaranty Municipal insured, 0% 2019 (escrowed to maturity)	$ 2,155	$ 1,970
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2017	1,035	1,162
Houston Community College System, Student Fee Rev. Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2022	5,500	5,944
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds,
Series 2008, 5.00% 2024	7,350	8,167
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds,
Series 2007, 5.00% 2020	3,720	4,229
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.25% 2039	2,500	2,773
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Ref. Bonds (KIPP, Inc.),
Series 2006-A, ACA insured, 5.00% 2036	1,500	1,500
Public Fin. Auth., Charter School Fin. Corp., Education Rev. Ref. Bonds (KIPP, Inc.),
Series 2006-A, ACA insured, 5.00% 2028	1,000	1,000
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds,
Series 2009, 5.00% 2034	1,000	1,116
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds,
Series 2008, 5.00% 2025	2,000	2,287
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds,
Series 2008, 5.00% 2026	1,500	1,701
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds
(Southwest Airlines Co. — Love Field Modernization Program Project), Series 2010, 5.25% 2040	10,525	10,999
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds
(LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2030	2,520	2,729
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds
(LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2040	6,550	6,776
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2011-A, 5.00% 2041	1,500	1,564
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2013, 5.00% 2026	5,000	5,657
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2027	3,500	3,977
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2036	7,000	7,420
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation,
Series 2007-A, Assured Guaranty Municipal insured, 5.25% 2027	5,000	5,488
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds
(AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	3,450	3,487
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	2,014
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,252
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	2,190	2,206
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	2,500	2,815
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,704
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	1,126
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.026% 2027[2]	20,000	17,543
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	6,155	6,790
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	1,000	1,108
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	15,000	15,916
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	8,250	8,554
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,550
New Hope Cultural Education Facs. Fin. Corp., First Mortgage Rev. Ref. Bonds
(Morningside Ministries Project), Series 2013, 6.50% 2043	1,000	1,055
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2032	3,000	3,274
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	$ 4,655	$ 5,879
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds,
Series 2006-A, 5.00% 2020	1,995	2,190
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(United Regional Health Care System, Inc. Project), Series 2007,
Assured Guaranty Municipal insured, 5.00% 2019	1,075	1,194
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(United Regional Health Care System, Inc. Project), Series 2007,
Assured Guaranty Municipal insured, 5.00% 2023	1,600	1,759
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(United Regional Health Care System, Inc. Project), Series 2007,
Assured Guaranty Municipal insured, 5.00% 2025	5,295	5,808
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	5,000	5,530
North Texas Tollway Auth., Special Projects System Rev. Bonds, Current Interest Bonds,
Series 2011-D, 5.00% 2031	6,500	7,248
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,141
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	16,764
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,294
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	14,357
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,673
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,319
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	12,077
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,261
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,526
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,811
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,685
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,728
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,704
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 0.90% 2050 (put 2019)[2]	3,600	3,600
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,380
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,581
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds
(University of the Incarnate Word Project), Series 2012, 5.00% 2026	2,075	2,339
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Project), Series 2010, 7.00% 2040	2,500	2,906
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	11,250	12,872
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	2,000	2,245
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2022	1,220	1,411
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,306
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,920	2,165
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	1,915	2,209
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2017	5,000	5,601
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2023	10,000	11,053
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-A, 5.00% 2030	13,080	14,760
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, National insured, 5.00% 2019	6,170	6,471
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.00% 2020	1,100	1,172
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.125% 2021	1,410	1,496
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.125% 2023	1,000	1,052
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.125% 2036	1,600	1,628
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2017	$ 275	$ 285
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2017 (preref. 2015)	1,210	1,256
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds,
Series 2005, 5.50% 2030	7,510	9,515
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2024	2,000	2,182
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2036	2,000	2,077
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Baylor Health Care System Project), Series 2011-A, 5.00% 2030	3,000	3,264
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Scott & White Healthcare Project), Series 2013-A, 5.00% 2033	1,000	1,080
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial
Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2019	5,000	5,677
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial
Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.25% 2028	2,000	2,138
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial
Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031	3,000	3,212
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,943
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	6,900	7,104
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037	14,355	14,563
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,000	1,025
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Ref. Bonds,
Series 1997-A, National insured, 5.75% 2015 (escrowed to maturity)	3,000	3,132
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2033	5,295	5,666
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2036	2,000	2,125
Tarrant Regional Water Dist., Water Control and Improvement Dist.,
Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2021	1,400	1,604
Tarrant Regional Water Dist., Water Control and Improvement Dist.,
Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2022	1,000	1,146
Tarrant Regional Water Dist., Water Control and Improvement Dist.,
Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2023	1,000	1,139
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2021	1,955	2,290
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	3,355	3,929
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2021	2,360	2,764
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2008, 5.25% 2025	4,500	5,100
Board of Regents of Texas Tech University System, Rev. Fncg. Ref. System and Improvement Bonds,
Series 2009-12, 5.00% 2024	2,000	2,264
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020 (preref. 2015)	3,000	3,166
Transportation Commission, Central Texas Turnpike System, Rev. Ref. Bonds, Series 2012-A, 4.00% 2038	7,500	6,933
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018 (preref. 2016)	7,500	8,176
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	2,500	2,522
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	5,635	5,647
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	1,000	1,120
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	$ 2,750	$ 3,049
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds,
Series 2009, 5.00% 2025	2,735	3,086
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds,
Series 2009-A, 5.00% 2035	1,000	1,124
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,099
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2012, 5.00% 2043	3,500	3,751
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2016 (escrowed to maturity)	1,000	1,102
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2019 (preref. 2016)	3,465	3,827
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	6,500	7,191
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	5,000	5,531
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	2,000	2,213
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018	2,380	2,277
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018 (escrowed to maturity)	245	235
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2018	2,480	2,731
		877,227
Utah 0.10%

Housing Corp., Single-family Mortgage Bonds, Series 2010-B-1, Class III, 4.00% 2024	715	737
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	3,000	3,169
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2005, 5.125% 2030	1,740	1,788
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,000	1,068
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,990
		8,752
Virgin Islands 0.40%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	5,000	5,518
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,250	1,402
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	10,500	10,875
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	2,750	2,800
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2010-B, 5.00% 2025	1,000	1,054
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2013-B, 5.00% 2024	4,000	4,543
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,500	3,932
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,099
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 2.25% 2017	1,655	1,675
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 4.00% 2022	2,500	2,613
		36,511
Virginia 0.40%

City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds
(Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[5]	2,000	1,046
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds,
Series 2012-A, 5.00% 2047	3,000	3,046
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.00% 2041	5,000	5,320
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,500	1,539
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds
(Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	2,000	2,087
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds
(United Methodist Homes), 5.00% 2022	655	702
Bonds, notes & other debt instruments
	Principal amount	Value
Virginia (continued)	(000)	(000)

Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	$ 580	$ 581
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-B, 6.00% 2028	2,000	2,113
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,049
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	4,450	4,649
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	4,845	5,483
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	155	182
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-B-1, 5.00% 2047	11,675	8,373
		36,170
Washington 3.19%

Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 4.75% 2028	11,940	12,080
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 5.25% 2021	4,500	5,314
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	5,000	5,516
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC-National insured, 0% 2016	2,500	2,457
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	6,000	6,583
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,201
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	17,000	19,302
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,042
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,018
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,008
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	5,000	5,844
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2021	2,500	2,953
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,371
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,738
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	7,024
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	10,315
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-B, 5.00% 2031	2,000	2,292
Motor Vehicle Fuel Tax G.O. Ref. Bonds, 5.00% 2025	3,000	3,540
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028	5,000	5,685
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	1,019
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,847
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	2,023
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2032	750	769
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center),
Series 2006-A, Assured Guaranty insured, 5.00% 2021	3,025	3,176
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center),
Series 2008-C, 5.375% 2031	3,000	3,333
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center),
Series 2008-C, 5.50% 2035	5,000	5,634
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2027	500	559
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services),
Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,176
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	19,368
Higher Education Facs. Auth., Rev. Bonds (Gonzaga University Project), Series 2013-A, 5.25% 2043	9,765	10,485
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2020	2,850	3,178
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029	6,000	6,327
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	580	601
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-B, 4.25% 2032	2,370	2,549
Bonds, notes & other debt instruments
	Principal amount	Value
Washington (continued)	(000)	(000)

Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	$ 445	$ 462
Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	375	388
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project),
Series 2013, 5.00% 2028	1,100	1,165
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project),
Series 2014-A, 7.375% 2044[1]	15,880	16,409
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project),
Series 2014-A, 7.50% 2049[1]	6,000	6,247
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	6,778
King County, Sewer Rev. Ref. Bonds, Series 2011-B, 5.00% 2034	10,000	10,994
King County, Sewer Rev. Ref. Bonds, Series 2013-B, 5.00% 2044	1,500	1,653
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,000	1,047
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2027	3,000	3,361
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2029	5,000	5,611
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,650
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2016	1,080	1,198
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	7,920	9,193
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	4,273
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028	10,425	11,378
Port of Seattle, Rev. Ref. Bonds, Series 2010-B, 5.00% 2030	2,600	2,855
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.00% 2019	5,000	5,364
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	9,940	10,514
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,500	2,663
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2029	5,000	5,327
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2031	1,940	2,052
		288,909
West Virginia 0.13%

County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	11,500	11,751
Wisconsin 1.98%

Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027	7,245	8,245
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	2,962
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.75% 2033	5,000	5,914
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	62,030
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-A, 5.25% 2034	2,000	2,144
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	4,500	4,747
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-1, 4.00% 2043 (put 2018)	2,500	2,764
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-4, 5.00% 2043 (put 2021)	7,000	8,139
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-E, 5.00% 2033	11,000	12,087
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System),
Series 2006-A, 5.25% 2022	11,855	12,608
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026	11,000	11,835
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2028	1,000	1,061
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 2031	1,750	1,851
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,177
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 2008-A, 5.25% 2022	3,645	4,145
Bonds, notes & other debt instruments
	Principal amount	Value
Wisconsin (continued)	(000)	(000)

Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 2008-A, 5.25% 2023	$ 3,990	$ 4,520
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 2008-A, 5.25% 2024	3,360	3,777
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	9,000	9,458
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.),
Series 2006, 5.00% 2026 (preref. 2016)	2,250	2,472
Milwaukee County, Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,099
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	1,000	1,001
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
Series 1991-E, FGIC-National insured, 6.90% 2021	6,000	7,552
University of Wisconsin Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 5.00% 2038	3,000	3,187
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	3,650	3,920
		179,695
Total bonds, notes & other debt instruments (cost: $7,884,407,000)		8,334,858
Short-term securities 7.21%

State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-B, 0.08% 2033[2]	4,100	4,100
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project),
Series 2001, 0.08% 2029[2]	600	600
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project),
Series 1989, 0.07% 2019[2]	7,020	7,020
State of Wyoming, Sublette County, Pollution Control Rev. Bonds (Exxon Project),
Series 1984, 0.07% 11/1/2014[2]	9,500	9,500
State of California, Sacramento Municipal Utility Dist. Fncg. Auth., Electric Rev. Bonds,
Series 2012-L, US Bank LOC, 0.10% 2041[2]	11,400	11,400
State of California, Rev. Anticipation Notes, Series 2013-14-A-2, 2.00% 6/23/2014	45,000	45,126
State of California, Health Facs. Fncg. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2005-H, Bank of America LOC, 0.10% 2035[2]	5,450	5,450
Dist. of Columbia, Demand Rev. Ref. Bonds (American University Issue),
Series 2008, JPMorgan Chase LOC, 0.09% 2038[2]	1,750	1,750
State of Florida, Sarasota County, Public Hospital Dist., Hospital Rev. Ref. Bonds
(Sarasota Memorial Hospital Project), Series 2009-B, JPMorgan Chase LOC, 0.08% 2037[2]	10,000	10,000
State of Illinois, City of Chicago, G.O. Ref. Bonds, Series 2007-E, Barclays Bank PLC LOC, 0.09% 2042[2]	2,300	2,300
State of Illinois, City of Chicago, G.O. Ref. Bonds, Series 2007-F, JPMorgan Chase LOC, 0.09% 2042[2]	12,000	12,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center),
Series 2009-E-1, JPMorgan Chase LOC, 0.09% 2043[2]	5,650	5,650
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center),
Series 2010-B, Wells Fargo LOC, 0.07% 2044[2]	1,510	1,510
State of Iowa, Fin. Auth., Demand Private College Rev. Ref. Bonds (Drake University Project),
Series 2008, Wells Fargo Bank LOC, 0.09% 2031[2]	935	935
State of Iowa, Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Health System),
Series 2009-B, JPMorgan Chase LOC, 0.08% 2035[2]	2,230	2,230
State of Iowa, Fin. Auth., Health Facs. Rev. Bonds (Health System),
Series 2009-A, JPMorgan Chase LOC, 0.08% 2035[2]	10,120	10,120
State of Kentucky, Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds
(Baptist Healthcare System Obligated Group), Series 2009-B-1, JPMorgan Chase LOC, 0.09% 2038[2]	4,480	4,480
State of Kentucky, Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds
(Baptist Healthcare System Obligated Group), Series 2009-B-2, JPMorgan Chase LOC, 0.08% 2038[2]	12,210	12,210
State of Kentucky, County of Trimble, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, U.S. Bank LOC, 0.08% 2038[2]	8,840	8,840
	Principal amount	Value
Short-term securities	(000)	(000)

State of Louisiana, Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project),
Series 2008, JPMorgan Chase LOC, 0.09% 2033[2]	$12,085	$12,085
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds
(Massachusetts Institute of Technology Issue), Series J-2, 0.10% 2031[2]	15,070	15,070
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital Issue),
Series 2010-N-4, JPMorgan Chase LOC, 0.07% 2049[2]	5,500	5,500
State of Massachusetts, Health and Educational Facs. Auth., Demand Rev. Bonds
(Dana Farber Cancer Institute Issue), Series 2008-L1, JPMorgan Chase LOC, 0.11% 2046[2]	20,000	20,000
State of Michigan, Fin. Auth., State Aid Rev. Notes (School Dist. of the City of Detroit),
Series 2013-C, 4.375% 8/20/2014	1,000	1,010
State of Minnesota, City of Minneapolis and Housing and Redev.
Auth. of the City of St. Paul, Health Care System Demand Rev. Ref. Bonds (Allina Health System),
Series 2009-B-2, JPMorgan Chase LOC, 0.08% 2035[2]	715	715
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation),
Series 2002-B, 0.08% 2032[2]	10,000	10,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-A, 0.08% 2030[2]	2,600	2,600
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-E, 0.07% 2030[2]	22,100	22,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2010-G, 0.07% 2035[2]	2,400	2,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2010-H, 0.07% 2035[2]	1,100	1,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2010-L, 0.07% 2035[2]	1,780	1,780
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2010-L, 0.07% 2035[2]	1,275	1,275
State of Mississippi, Jackson County, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 1992, 0.08% 2016[2]	3,105	3,105
State of Mississippi, Jackson County, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 1993, 0.07% 2023[2]	6,630	6,630
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-A, 0.08% 2030[2]	2,600	2,600
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-C, 0.07% 2030[2]	1,200	1,200
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-D, 0.07% 2030[2]	2,500	2,500
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-A, 0.08% 2034[2]	3,455	3,455
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-B, 0.07% 2034[2]	1,300	1,300
State of Montana, Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.09% 2025[2]	2,260	2,260
State of Nebraska, Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects),
Series 2008, JPMorgan Chase LOC, 0.08% 2035[2]	12,150	12,150
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-A, 0.08% 2031[2]	4,005	4,005
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-B, 0.08% 2041[2]	5,400	5,400
State of New Jersey, South Jersey Transportation Auth.,Transportation System Rev. Bonds,
Series 2009-A-4, 0.10% 2039[2]	9,920	9,920
State of New Jersey, Health Care Facs. Fncg. Auth., Rev. Ref. Bonds,
Series 2006-A-4, Wells Fargo & Co. LOC, 0.10% 2027[2]	4,200	4,200
State of New Jersey, Transportation Trust Fund Auth., Transportation System Bonds,
Series 2009-C, 0.10% 2032[2]	6,250	6,250
	Principal amount	Value
Short-term securities	(000)	(000)

State of New York, Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds
(Lincoln Center for the Performing Arts, Inc.), Series 2008-A-1, JPMorgan Chase LOC, 0.09% 2035[2]	$ 1,155	$ 1,155
State of New York, Housing Fin. Agcy., 2180 Broadway Housing Rev. Bonds,
Series 2011-A, Wells Fargo Bank LOC, 0.11% 2044[2]	10,000	10,000
State of New York, Dormitory Auth., Rev. Bonds (St. John’s University),
Series 2008-B-1, Bank of America LOC, 0.15% 2034[2]	9,795	9,795
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds,
Fiscal 2003 Series A, Subseries F-1-A, 0.10% 2035[2]	10,000	10,000
State of New York, Housing Fin. Agcy, Gotham West Housing Fin. Agcy. Rev. Bonds,
Series 2011-A-1, Wells Fargo & Co. LOC, 0.08% 2045[2]	8,535	8,535
State of New York, City of New York, G.O. Bonds, Fiscal 1999 Series B-2, JPMorgan Chase LOC, 0.10% 2023[2]	1,550	1,550
State of New York, City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.08% 2038[2]	10,000	10,000
State of New York, City of New York, G.O. Bonds, Fiscal 2012 Series G, Subseries G-5, 0.06% 2042[2]	8,100	8,100
State of New York, New York City, Transitional Fin. Auth., New York City Recovery Bonds,
Fiscal Series 2003-1, Subseries 1-C, 0.08% 2022[2]	7,140	7,140
State of North Carolina, Charlotte-Mecklenburg Hospital Auth., Carolinas HealthCare System,
Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.07% 2045[2]	8,615	8,615
State of South Carolina, North Charleston Public Facs. Corp. Ref. Certs. of Part.
(Convention Center Complex Projects), Series 2005, Bank of America LOC, 0.10% 2019[2]	3,595	3,595
State of South Carolina, Educational Facs. Auth. for Private Nonprofit Institutions of Higher Learning, Rev. Ref.
Improvement Bonds (Anderson College Project), Series 2004-A, Bank of America LOC, 0.15% 2025[2]	1,300	1,300
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds,
Series 2003, Bank of America LOC, 0.13% 2033[2]	820	820
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds,
Series 2004, Bank of America LOC, 0.13% 2034[2]	1,930	1,930
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds,
Series 2008, Bank of America LOC, 0.13% 2038[2]	830	830
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds
(Tennessee County Loan Pool), Series 2002, Bank of America LOC, 0.13% 2032[2]	3,675	3,675
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds
(Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.13% 2034[2]	1,125	1,125
State of Texas, Tarrant County, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Methodist Hospitals of Dallas Project), Series 2008-A, JPMorgan Chase LOC, 0.08% 2041[2]	2,300	2,300
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds
(Medical Center), Series 2008, Subseries 2008-B-2, JPMorgan Chase LOC, 0.08% 2031[2]	2,700	2,700
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds
(Medical Center), Series 2008-A, JPMorgan Chase LOC, 0.08% 2031[2]	2,900	2,900
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds
(Medical Center), Series 2008-B-1, JPMorgan Chase LOC, 0.08% 2031[2]	4,975	4,975
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 6/30/2014	7,000	7,022
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	225,000	226,386
State of Virginia, Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2005-A, Bank of America LOC, 0.09% 2035[2]	650	650
State of Wisconsin, Health and Educational Facs. Auth., Demand Rev. Bonds (Meriter Hospital, Inc. Project),
Series 2002, JPMorgan Chase LOC, 0.11% 2032[2]	2,780	2,780
Total short-term securities (cost: $653,625,000)		653,709
Total investment securities (cost: $8,538,032,000)		8,988,567
Other assets less liabilities		76,671
Net assets		$9,065,238

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $115,989,000, which represented 1.28% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Step bond; coupon rate will increase at a later date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2014, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 524,429
Gross unrealized depreciation on investment securities	(68,411)
Net unrealized appreciation on investment securities	456,018
Cost of investment securities for federal income tax purposes	8,532,549

Key to abbreviations

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-019-0614O-S37638

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: June 27, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: June 27, 2014